Revenue disaggregation and segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segmental revenue and profit
Impairment loss	€ 0	€ (1,685)	€ (3,525)
Operating profit/(loss)	5,097	4,099	(951)
Non-operating expense	0	3	7
Investment income	330	248	433
Financing costs	(1,027)	(3,549)	(2,088)
Profit/(loss) before taxation	4,400	795	(2,613)
Group (IAS 18 basis)
Segmental revenue and profit
Adjusted EBITDA	14,386	14,881	13,918
Restructuring costs	(356)	(695)	(460)
Interest on lease liabilities	374	330
Loss on disposal of owned assets	30	54	33
Depreciation and amortisation on owned assets	10,187	10,454	9,795
Share of adjusted results in equity accounted associates and joint ventures	342	(2,505)	(908)
Impairment loss	0	(1,685)	(3,525)
Other income/(expense)	568	4,281	(148)
Operating profit/(loss)	5,097	4,099	(951)
Non-operating expense	0	(3)	(7)
Investment income	330	248	433
Financing costs	(1,027)	(3,549)	(2,088)
Profit/(loss) before taxation	4,400	€ 795	€ (2,613)
Group (IFRS 15 basis) | Adjusted operating profit
Segmental revenue and profit
Share of adjusted results in equity accounted associates and joint ventures	€ 59